Segment reporting (Details 7) - Cost of Revenues [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Depreciation and amortisation expense	₨ 6,541	₨ 6,768	₨ 6,595
Global Generic [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	3,666	3,791	3,606
PSAI [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	2,804	2,906	2,923
Proprietary Products [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	0	0	0
Others [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	₨ 71	₨ 71	₨ 66